Summary of Significant Accounting Policies (FY) (Policies)	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Summary of Significant Accounting Policies [Abstract]
Fair Value of Financial Instruments
Fair Value of Financial Instruments

The Company’s financial instruments include cash, accounts receivable, accounts payable, other payables and accrued expenses and debt. The carrying values of cash, accounts receivable, accounts payable and other payables and accrued expenses approximate their fair values due to their short-term nature. The carrying value of debt approximates its fair value due to the debt agreements bearing interest at rates that approximate current market rates for debt agreements with similar maturities and credit quality.

Inventories
Inventories

Inventories are stated at the lower of cost or net realizable value. The cost of the new and pre-owned boat inventory is determined using the specific identification method. In assessing lower of cost or net realizable value, the Company considers the aging of the boats, historical sales of a brand and current market conditions. The cost of parts and accessories is determined using the weighted average cost method.

Deferred Offering Costs
Deferred Offering Costs

Deferred offering costs, consisting primarily of legal, accounting, printing and filing services, and other direct fees and costs related to the initial public offering, are capitalized. The deferred offering costs were offset against proceeds from the Offering upon the closing. As of September 30, 2019, $2.6 million of deferred offering costs had been recorded in prepaid expenses and other current assets. There were no deferred offering costs at June 30, 2020. In conjunction with the Offering, $6.4 million of deferred offering costs have been recorded as a reduction to additional paid-in capital.

Vendor Consideration Received
Vendor Consideration Received

Consideration received from vendors is accounted for in accordance with FASB Accounting Standards Codification 330, ‘‘Inventory’’ (‘‘ASC 330’’). Pursuant to ASC 330, manufacturer incentives based upon cumulative volume of sales and purchases are recorded as a reduction of inventory cost and related cost of sales when the amounts are probable and reasonably estimable.

Goodwill and Other Identifiable Intangible Assets
Goodwill and Other Identifiable Intangible Assets

Goodwill and intangible assets are accounted for in accordance with FASB Accounting Standards Codification 350, ‘‘Intangibles - Goodwill and Other’’ (‘‘ASC 350’’), which provides that the excess of cost over the fair value of the net assets of businesses acquired, including other identifiable intangible assets, is recorded as goodwill. Goodwill is an asset representing operational synergies and future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized.

Identifiable intangible assets consist of trade names related to the acquisitions the Company has completed. The Company has determined that trade names have an indefinite life, as there is no economic, contractual or other factors that limit their useful lives and they are expected to generate value as long as the trade name is utilized by the dealer group, and therefore, are not subject to amortization.

Sales Tax
Sales Tax

The Company collects sales tax on all of its sales to nonexempt customers and remits the entire amount to the states that imposed the sales tax on and concurrent with specific sales transactions. The Company’s accounting policy is to exclude the tax collected and remitted to the states from revenues and cost of sales.

Revenue Recognition
Revenue Recognition

On October 1, 2019, the Company adopted ASC 606 (as defined below) using the modified retrospective approach applied only to contracts not completed as of the date of adoption, with no restatement of comparative periods. No adjustment was made to retained earnings as of the adoption date as the impact of the standard adoption was de minimis. Therefore, prior period comparative information has not been adjusted and continues to be reported under previous accounting standards in effect for those periods.

Revenue is recognized from the sale of products and commissions earned on new and pre-owned boats (including used, brokerage, consignment and wholesale) when ownership is transferred to the customer, which is generally upon acceptance or delivery to the customer. At the time of acceptance or delivery, the customer is able to direct the use of, and obtain substantially all of the benefits at such time. We are the principal with respect to revenue from new, used and consignment sales and such revenue is recorded at the gross sales price. With respect to brokerage transactions, we are acting as an agent in the transaction, therefore the fee or commission is recorded on a net basis.

Revenue from parts and service operations (boat maintenance and repairs) are recorded over time as services are performed. Each boat maintenance and repair service is a single performance obligation that includes both the parts and labor associated with the service. Payment for boat maintenance and repairs is typically due upon the completion of the service, which is generally completed within a period of one year or less from contract inception. Prior to the adoption of ASU 2014-09, “Revenue from Contracts with Customers, Topic 606,” revenue from parts and service operations were recognized when the customer took delivery of the part or serviced boat.

Deferred revenue from storage and marina operations is recognized on a straight-line basis over the term of the contract as services are completed. Revenue from arranging financing, insurance and extended warranty contracts to customers through various third-party financial institutions and insurance companies is recognized when the related boats are sold. We do not directly finance our customers’ boat, motor or trailer purchases. Subject to our agreements and in the event of early cancellation of such loans or insurance contracts by the customer, we may be assessed a charge back for a portion of the transaction price by the third-party financial institutions and insurance companies. We constrain our estimate of variable consideration associated with chargebacks based on our historical experience with repayments or defaults. Chargebacks were not material to the unaudited condensed consolidated financial statements for the three and nine months ended June 30, 2020 and June 30, 2019.

Contract liabilities consist of deferred revenues from marina and storage operations and customer deposits and are classified in customer deposits in the Company’s unaudited condensed consolidated balance sheets. Deposits received from customers are recorded as a liability until the related sales orders have been fulfilled by us and control of the vessel is transferred to the customer. The activity in customer deposits for the three and nine months ended June 30, 2020 is as follows:

($ in thousands)	Three Months Ended June 30, 2020	Nine Months Ended June 30, 2020
Beginning contract liability	$13,471	$4,880
Revenue recognized from contract liabilities included in the beginning balance	(10,578)	(4,807)
Increases due to cash received, net of amounts recognized in revenue during the period	9,958	12,778
Ending contract liability	$12,851	$12,851

In accordance with the new revenue standard requirements, the Company recorded a $0.6 million contract asset in prepaid expenses and other current assets as of June 30, 2020. Net income increased $0.3 million for each of the three and nine months ended June 30, 2020, basic EPS increased $0.05 per share and $0.06 per share for the three and nine months ended June 30, 2020, respectively, and diluted EPS increased $0.06 per share for each of the three and nine months ended June 30, 2020 in accordance with the adoption.

Contracts assets related to the repair and maintenance services are transferred to receivables when a repair order is completed and invoiced to the customer.

The following table sets forth percentages on the timing of revenue recognition for the three and nine months ended June 30, 2020.

	Three Months Ended June 30, 2020	Nine Months Ended June 30, 2020
Goods and services transferred at a point in time	98.0%	97.1%
Goods and services transferred over time	2.0%	2.9%
Total Revenue	100.0%	100.0%

Income Taxes
Income Taxes

OneWater Inc is a corporation and as a result, is subject to U.S. federal, state and local income taxes. We account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events included in the consolidated financial statements. Under this method, we determine deferred tax assets and liabilities on the basis of the differences between the book value and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period in which the enactment date occurs. We recognize deferred tax assets to the extent we believe these assets are more-likely-than-not to be realized. In making such a determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent results of operations.

OneWater LLC is treated as a partnership for U.S. federal income tax purposes and therefore does not pay U.S. federal income tax on its taxable income. Instead, the OneWater LLC members are liable for U.S. federal income tax on their respective shares of the Company’s taxable income reported on the members’ U.S. federal income tax returns.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the periods presented. Actual results could differ materially from these estimates. Estimates and assumptions are reviewed periodically, and the effects of any revisions are reflected in the consolidated financial statements in the period they are determined to be necessary. Significant estimates made in the accompanying unaudited condensed consolidated financial statements include, but are not limited to, those relating to inventory mark downs, certain assumptions related to intangible and long-lived assets, share based compensation, fair value of warrants and accruals for expenses relating to business operations.

Segment Information
Segment Information

As of June 30, 2020 and September 30, 2019, the Company had one operating segment, marine retail. The marine retail segment consists of retail boat dealerships offering the sale of new and pre-owned boats, arrangement of finance and insurance products, performance of repair and maintenance services and offering marine related parts and accessories. The marine retail business has discrete financial information and is regularly reviewed by the Company’s chief operating decision maker (“CODM”) to assess performance and allocate resources. The Company has identified its Chief Executive Officer as its CODM. The Company has determined its marine retail operating segment is its reporting unit and is also the reportable segment.

Bass of Presentation
Basis of Financial Statement Preparation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial statements, which do not include all the information and notes required by such accounting principles for annual financial statements. The unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes included in the prospectus filed by OneWater Inc with the SEC on February 10, 2020 in accordance with Rule 424(b) of the Securities Exchange Act of 1933. All adjustments, consisting of only normal recurring adjustments considered necessary for fair presentation, have been reflected in these unaudited condensed consolidated financial statements.

All intercompany transactions have been eliminated in consolidation. In addition, certain reclassifications of amounts previously reported have been made to the accompanying unaudited condensed consolidated financial statements in order to conform to current presentation. The Company operates on a fiscal year basis with the first day of the fiscal year being October 1, and the last day of the year ending on September 30. Additionally, since there are no differences between net income and comprehensive income, all references to comprehensive income have been excluded from the accompanying unaudited condensed consolidated financial statements.

As discussed above, as a result of the Organizational Transactions, the Company is the sole managing member for OneWater LLC and consolidates OneWater LLC and its subsidiaries. The financial statements for periods prior to the Offering and the Organizational Transactions have been adjusted to combine the previously separate entities for presentation purposes. Thus, for periods prior to the completion of the Offering, the accompanying unaudited interim condensed consolidated financial statements include the historical financial position and results of operations of OneWater LLC and its subsidiaries. For periods after the completion of the Offering, the financial position and results of operations include those of the Company and the Subsidiaries and report non-controlling interest related to the portion of LLC Units not owned by OneWater Inc.

Basis of Presentation

The balance sheets were prepared in conformity with U.S. generally accepted accounting principles. Separate statements of operations, changes in stockholder’s equity and cash flows have not been presented because the Company has not engaged in any business or other activities except in connection with its formation and initial capitalization.

OneWater LLC [Member]
Summary of Significant Accounting Policies [Abstract]
Cash
Cash

At times the amount of cash on deposit may exceed the federally insured limit of the bank. Deposit accounts at each of the institutions are insured up to $250,000 by the Federal Deposit Insurance Corporation (FDIC). At September 30, 2019 and 2018, the Company exceeded FDIC limits at various institutions. The Company has not experienced any losses in such accounts and believes there is little to no exposure to any significant credit risk.

Restricted Cash
Restricted Cash

Restricted cash relates to amounts collected for pre-owned sales, in certain states, which are held in escrow on behalf of the respective buyers and sellers for future purchases of boats. Total customers deposits are shown as a liability on the consolidated balance sheets. These liabilities may be more than the applicable restricted cash balances and fluctuate due to timing differences and because in certain states the deposits are not restricted from use.

Fair Value of Financial Instruments
Fair Value of Financial Instruments

The Company’s financial instruments include cash, accounts receivable, accounts payable, other payables and accrued expenses and debt. The carrying values of cash, accounts receivable, accounts payable and other payables and accrued expenses approximate their fair values due to their short-term nature. The carrying value of debt approximates its fair value due to the debt agreements bearing interest at rates that approximate current market rates for debt agreements with similar maturities and credit quality.

Inventories
Inventories

Inventories are stated at the lower of cost or net realizable value. The cost of the new and pre-owned boat inventory is determined using the specific identification method. In assessing lower of cost or net realizable value the Company considers the aging of the boats, historical sales of a brand and current market conditions. The cost of parts and accessories is determined using the weighted average cost method.

Deferred Offering Costs
Deferred Offering Costs

Deferred offering costs, consisting primarily of legal, accounting, printing and filing services, and other direct fees and costs related to the proposed initial public offering are capitalized. The deferred offering costs will be offset against proceeds from the planned initial public offering upon the closing of the offering. In the event the planned offering is terminated, all deferred costs will be expensed. As of September 30, 2019, $2.6 million of deferred offering costs have been recorded in prepaid expenses and other current assets. There were no deferred offering costs as of September 30, 2018.

Vendor Consideration Received
Vendor Consideration Received

Consideration received from vendors is accounted for in accordance with FASB Accounting Standards Codification 605-50, “Revenue Recognition - Customer Payments and incentives” (“ASC 605-50”). Pursuant to ASC 605-50, manufacturer incentives based upon cumulative volume of sales and purchases are recorded when the amounts are probable and reasonably estimable and are recorded as a reduction of inventory cost and related cost of sales. Pursuant to ASC 605-50, amounts received by us under our co-op assistance programs from our manufacturers are netted against related advertising expenses.

Property and Equipment
Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation of property and equipment is calculated using a straight-line method over the estimated useful lives. Leasehold improvements are amortized over the shorter of the lease period or the estimated useful lives. The estimated useful lives of assets are as follows:

Years
Company vehicles	5
Buildings and improvements	10-39
Leasehold improvements	15
Machinery and equipment	5-7
Office equipment	5-7

Expenditures for property and equipment or additions and major improvements that extend the useful life of assets are capitalized. Minor replacements, maintenance and repairs which do not extend the useful life of an asset are expensed as incurred. Property and equipment is reviewed for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable. Management believes there are no long-lived assets which are considered to be impaired at September 30, 2019, 2018 and 2017.

The carrying value of property and equipment and other long-term assets (other than goodwill and indefinite life intangible assets) is evaluated for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. If such an indication is present, the carrying amount of the asset is compared to the estimated undiscounted cash flows related to that asset. The Company would conclude that an asset is impaired if the sum of such expected future cash flows is less than the carrying amount of the related asset. If an asset is impaired, the impairment loss would be the amount by which the carrying amount of the related asset exceeds its fair value.

Lease Commitments
Lease Commitments

The Company leases certain land, buildings, machinery, equipment, wet slips and vehicles related to its dealership’s operations under third-party operating leases. Certain leases include provisions for renewal periods and rent escalations. Rent expense under these agreements and month-to-month rentals were recognized on a straight-line basis and totaled $10.1 million, $8.0 million and $6.0 million for the fiscal years ended September 30, 2019, 2018 and 2017, respectively.

Goodwill and Other Identifiable Intangible Assets
Goodwill and Other Identifiable Intangible Assets

Goodwill and intangible assets are accounted for in accordance with FASB Accounting Standards Codification 350, “Intangibles - Goodwill and Other” (“ASC 350”), which provides that the excess of cost over the fair value of the net assets of businesses acquired, including other identifiable intangible assets, is recorded as goodwill. Goodwill is an asset representing operational synergies and future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. In accordance with ASC 350, goodwill is tested for impairment at least annually, or more frequently when events or circumstances indicate that impairment might have occurred. ASC 350 also states that if an entity determines, based on an assessment of certain qualitative factors, that it is more likely than not that the fair value of a reporting unit is greater than its carrying amount, then a quantitative goodwill impairment test is unnecessary.

In January 2017, the FASB issued ASU 2017-04, “Simplifying the Test for Goodwill Impairment,” that removes step two of the goodwill impairment test, which requires a hypothetical purchase price allocation. Under the new guidance, a goodwill impairment is now the amount by which a reporting unit’s carrying value exceeds its fair value. The guidance is effective for annual and interim periods in fiscal years beginning after December 15, 2019 with early adoption permitted for any goodwill impairment tests performed after January 1, 2017. We early adopted ASU 2017-04 and the guidance has been applied for all goodwill impairment tests performed after January 1, 2017.

The Company reviews goodwill for impairment annually in the fourth quarter, or more often if events or circumstances indicate that impairment may have occurred. The Company has elected to early adopt ASU 2017-04, accordingly, in evaluating goodwill for impairment, if the fair value of a reporting unit is less than its carrying value, the difference would represent the amount of required goodwill impairment. To the extent the reporting unit’s earnings decline significantly or there are changes in one or more of these inputs that would result in a lower valuation, it could cause the carrying value of the reporting unit to exceed its fair value and thus require OneWater LLC to record goodwill impairment. The Company engaged a valuation specialist to assist management in performing a qualitative assessment used in testing goodwill for impairment. Based on this assessment, management concluded that it was more likely than not that the fair value of the reporting unit was greater than its carrying amount at September 30, 2019, 2018 and 2017, and as a result, no impairment for goodwill was required for the years then ended.

Identifiable intangible assets consist of trade names related to the acquisitions the Company has completed. The Company has determined that trade names have an indefinite life, as there is no economic, contractual or other factors that limit their useful lives and they are expected to generate value as long as the trade name is utilized by the dealer group, and therefore, are not subject to amortization.

Financial statement risk exists to the extent identifiable intangibles become impaired due to the decrease in the fair value of the identifiable assets. The Company engaged a valuation specialist to assist management in performing a qualitative assessment used in testing identifiable intangible assets for impairment. Based on this assessment, management concluded that it was more likely than not that the fair value of the Company’s identifiable intangible assets was greater than their carrying amount at September 30, 2019, 2018 and 2017, and as a result, no impairment for identifiable intangible assets was required for the years then ended.

Sales Tax
Sales Tax

The Company collects sales tax on all of the Company’s sales to nonexempt customers and remits the entire amount to the states that imposed the sales tax on and concurrent with specific sales transactions. The Company’s accounting policy is to exclude the tax collected and remitted to the states from revenues and cost of sales.

Advertising Costs
Advertising Costs

We expense advertising and promotional costs as incurred and include them in selling, general, and administrative expenses in the accompanying consolidated statements of operations. Pursuant to ASC 605-50, we net amounts received under our co-op assistance programs from our manufacturers against the related advertising expenses. Advertising costs are expensed as incurred. Total advertising costs for the years ended September 30, 2019, 2018 and 2017, were $7.0 million, $4.8 million and $3.7 million, which are net of related co-op assistance of $0.9 million, $0.8 million and $0.3 million, respectively.

Equity-Based Compensation
Equity-Based Compensation

Equity-based compensation plans are accounted for following the provisions of FASB Accounting Standards Codification 718, “Compensation — Stock Compensation” (“ASC 718”). Equity-based awards are designed to reward employees for their long-term contributions to the Company and to provide incentives for them to remain with the Company. Valuation models are used to value all equity-based compensation. Compensation for awards is measured at fair value on the grant date based on the number of shares expected to vest. The Company recognizes compensation cost for all awards on a straight-line basis over the requisite service period of the award.

Revenue Recognition
Revenue Recognition

Revenue is recognized from the sale of products and commissions earned on new and pre-owned boats (including used, brokerage, consignment and wholesale) when ownership is transferred to the customer. Revenue from new, used, consignment and wholesale sales is recorded at the gross sales price, while revenue from brokerage transactions is recorded on a net basis. Revenue from sales of parts, accessories, and supplies is recognized when they are delivered to the customer. Service revenue, including repairs under manufacturers’ warranties, is recognized when the customer accepts the serviced boat. Deferred revenue from storage and marina operations is recognized on a straight-line basis over the term of the contract as services are completed. Revenue from arranging financing, insurance and extended warranty contracts to customers through various third-party financial institutions and insurance companies is recognized when the related boats are sold and is recorded on a net basis. A chargeback fee may be assessed in the event of an early cancellation of a loan or insurance contract by the customer. The Company does not currently maintain a chargeback reserve as these amounts are not material to the consolidated financial statements taken as a whole. Deposits received from customers are recorded as a liability on the balance sheet until the related sales orders have been fulfilled by the Company.

Per Share Data
Per Share Data

Basic earnings (loss) per common interest is computed by dividing net income (loss) attributable to common interest holders by the weighted-average common units outstanding during the period. Diluted earnings (loss) per common interest is computed by dividing net earnings (loss) attributable to common interest holders by the weighted-average common units and common unit equivalents outstanding during the period. Earnings (loss) attributable to common interest holders reflects accretion of redeemable preferred interest in subsidiary, dividends and issuance costs.

The following table illustrates the dilutive effect of profits in interest unit agreements and common warrants outstanding:

	2019	2018	2017
Common units outstanding	76,121	75,333	75,000
Weighted average common unit equivalents outstanding	27,175	28,371	25,379
Diluted common unit equivalents	103,296	103,704	100,379

For the fiscal years ended September 30, 2018 and 2017, the diluted common unit equivalents were not utilized in calculating loss per unit attributable to common interest holders as the impact would be anti-dilutive.

Income Taxes
Income Taxes

No provision for income taxes is made in the accompanying consolidated financial statements since the Company, as a limited liability company (LLC), is treated as a partnership for federal and state income tax purposes whereby the members are responsible for recording their proportionate share of the Company’s income or loss in their tax returns.

Management does not believe there are any uncertain tax positions as defined by FASB Accounting Standards Codification (ASC) 740, “Income Taxes”, at September 30, 2019 and 2018.

The Company could be subject to income tax examinations for its U.S. federal and state income tax returns for the current tax year and previous filings for tax years 2018, 2017 and 2016, which are still open under the statute of limitations.

Loans Costs
Loan costs

The Company accounts for its loan costs in accordance with FASB ASU No. 2015-03, “Interest-Imputation Subtopic (835-30): Simplifying the Presentation of Debt Issuance Costs”, which requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction of the carrying amount of that debt liability.

Loan costs are amortized to interest expense on a straight-line basis over the life of the loan, which approximates the effective interest method.

Sale and Leaseback
Sale and Leaseback

In accordance with ASC 840-40 “Sales-Leaseback Transactions,” the Company has recorded a deferred gain in relationship to the sale and leaseback of certain of the Company's operating facilities and equipment. As such, the gains have been deferred and are being amortized on a straight-line basis over the life of the leases.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the periods presented. Actual results could differ materially from these estimates. Estimates and assumptions are reviewed periodically, and the effects of any revisions are reflected in the consolidated financial statements in the period they are determined to be necessary. Significant estimates made in the accompanying consolidated financial statements include, but are not limited to, those relating to inventory mark downs, certain assumptions related to intangible and long-lived assets, share based compensation, fair value of warrants and accruals for expenses relating to business operations.

Segment Information
Segment Information

As of September 30, 2019 and 2018, the Company had one operating segment. The marine retail segment consists of retail boat dealerships offering the sale of new and pre-owned boats, arrangement of finance and insurance products, performance of repair and maintenance services and offering marine related parts and accessories. The marine retail business has discrete financial information and is regularly reviewed by the Company’s chief operating decision maker (CODM) to assess performance and allocate resources. The Company has identified its Chief Executive Officer as its CODM. The Company has determined its marine retail operating segment is its reporting unit and is also the reportable segment.

Bass of Presentation
Basis of Financial Statement Preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and reflect the consolidated accounts of OneWater LLC and wholly-owned subsidiaries. All intercompany transactions have been eliminated in consolidation. In addition, certain reclassifications of amounts previously reported have been made to the accompanying consolidated financial statements in order to conform to current presentation. The Company operates on a fiscal year basis with the first day of the fiscal year being October 1, and the last day of the year ending on September 30. For ease of presentation, we may refer to the 12 month period ended September 30, 2019, September 30, 2018 and September 30, 2017 as Fiscal 2019, Fiscal 2018 and Fiscal 2017, respectively. Additionally, since there are no differences between net income and comprehensive income, all references to comprehensive income have been excluded from the consolidated financial statements.